Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule Of Business Acquisition Consideration [Table Text Block]
A preliminary allocation of the purchase price to the assets acquired and liabilities assumed is as presented below:

Consideration

Equity instruments (2,481,596 common shares of the Company)	9,629	(1)
Deferred consideration	10,685	(2)
Cash consideration	1,266

Fair value of total consideration transferred	$21,580

(1)
The fair value of 19.9% of the Company’s outstanding shares issued on Closing Date (a total of 2,481,596 shares) with a value of $3.88 per share for a total of $9,629 determined based on the closing price on the last trading day immediately preceding the Transaction.

(2)
The fair value of the deferred consideration of $12,000 incurred by the Company on Closing Date adjusted by estimated post-closing adjustments of $1,315. Post-closing adjustments are not complete. This fair value measure is based on significant inputs that are not observable in the market (Level 3 inputs) including: (a) discount factor, (b) estimate of post-closing adjustments and (c) forecasted cash receipts from product sales.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Preliminary allocation of purchase price:

Assets acquired
Restricted cash and deposits	$1,274
Accounts receivable	6,142
Inventories	3,781
Prepaid expense and other assets	960
Property and equipment	413
Identifiable intangible assets	16,961
Goodwill	318

Liabilities assumed
Accounts payable and accrued liabilities	8,162
Deferred rent	107

Fair value of net assets acquired	$21,580

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated
	useful life

Marketing rights	10 years	$15,830
Trade name	10 years	1,131

		$16,961

Business Acquisition, Pro Forma Information [Table Text Block]
The pro forma financial information presented includes amortization charges for acquired tangible and intangible assets, based on the values assigned in purchase price allocation.

	2013	2012
Pro forma information
Revenue	$30,775	$40,120
Net income (loss)	2,169	(16,653)

Basic income (loss) per share	$0.15	$(1.13)
Diluted income (loss) per share	$0.14	$(1.13)